Property, Plant and Equipment and Inventory - Summary of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Raw materials and supplies	$ 23,604	$ 19,868
Work-in-process	8,764	6,949
Finished goods	31,196	28,630
Less: obsolescence reserve	(3,659)	(4,111)
Total	$ 59,905	$ 51,336